Label	Element	Value
Disposal Group, Progressive [Member]
Other Noncontrolling Interest, Increase (Decrease) In Activity During Period	dole_OtherNoncontrollingInterestIncreaseDecreaseInActivityDuringPeriod	$ (13,817,000)
Progressive Produce [Member]
Other Noncontrolling Interest, Increase (Decrease) In Activity During Period	dole_OtherNoncontrollingInterestIncreaseDecreaseInActivityDuringPeriod	$ (13,817,000)